INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS
Balance at the beginning of the period	$ 55,303	$ 15,198
Acquisition		51,518
Amortization	(10,434)	(6,058)	(2,677)
Impairment		(5,515)
Foreign currency translation adjustments	(257)	160
Balance at the end of the period	44,612	55,303	15,198
Gross carrying amount	64,503	64,503
Accumulated amortization	19,891	9,200
Expected amortization expenses
2014	8,666
2015	6,824
2016	5,414
2017	3,837
2018 and thereafter	4,028
Contract backlog
INTANGIBLE ASSETS
Balance at the beginning of the period	652	790
Acquisition		1,470
Amortization	(572)	(1,611)
Foreign currency translation adjustments	1	3
Balance at the end of the period	81	652
Gross carrying amount	3,143	3,143
Accumulated amortization	3,062	2,491
Customer base and customer relationship
INTANGIBLE ASSETS
Balance at the beginning of the period	20,818	8,964
Acquisition		15,200
Amortization	(5,420)	(3,400)
Foreign currency translation adjustments	(279)	54
Balance at the end of the period	15,119	20,818
Gross carrying amount	26,390	26,390
Accumulated amortization	11,271	5,572
Trade name
INTANGIBLE ASSETS
Balance at the beginning of the period	28,882	2,073
Acquisition		29,989
Amortization	(2,590)	(428)
Impairment		(2,836)
Foreign currency translation adjustments	22	84
Balance at the end of the period	26,314	28,882
Gross carrying amount	29,388	29,388
Accumulated amortization	3,074	506
Trademark
INTANGIBLE ASSETS
Balance at the beginning of the period	712	3,026
Acquisition		513
Amortization	(694)	(157)
Impairment		(2,679)
Foreign currency translation adjustments	(18)	9
Balance at the end of the period		712
Gross carrying amount	877	877
Accumulated amortization	877	165
Non-compete agreement
INTANGIBLE ASSETS
Balance at the beginning of the period	2,017	345
Acquisition		1,887
Amortization	(682)	(225)
Foreign currency translation adjustments	17	10
Balance at the end of the period	1,352	2,017
Gross carrying amount	2,246	2,246
Accumulated amortization	894	229
Software technology
INTANGIBLE ASSETS
Balance at the beginning of the period	2,222
Acquisition		2,459
Amortization	(476)	(237)
Balance at the end of the period	1,746	2,222
Gross carrying amount	2,459	2,459
Accumulated amortization	713	237
Trademarks and trade names | VanceInfo
INTANGIBLE ASSETS
Impairment		$ (5,515)